Parent Company Financial Data - Condensed Statements of Income (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Other income	$ 1,078	$ 344	$ 810
Interest expense	(2,236)	(3,565)	(1,882)	$ (1,277)	$ (1,310)
Other operating expense	(2,286)	(1,869)	(1,917)
Income tax benefit	(2,337)	(771)	(579)	(1,809)	(895)
Net income	8,107	3,087	2,477	1,611	2,211
Consolidated net income	8,107	3,087	2,477	1,611	2,211
Less: Net income attributable to noncontrolling interest	(567)	(564)	(570)	(592)	(593)
Net income available to common shareholders	$ 7,540	$ 2,523	$ 1,907	$ 1,019	$ 1,618
Net income per common share
Basic	$ 1.06	$ 0.34	$ 0.26	$ 0.13	$ 0.21
Diluted	$ 1.06	$ 0.34	$ 0.26	$ 0.13	$ 0.21
Weighted average common shares outstanding
Basic	7,130,772	7,343,247	7,373,919	7,575,577	7,681,987
Diluted	7,130,772	7,343,247	7,373,919	7,576,360	7,682,100
Number of Common Shares Issued [Member]
Condensed Income Statements, Captions [Line Items]
Equity in undistributed earnings (loss) of subsidiaries	$ 5,882	$ 1,206	$ 2,026
Dividends received from subsidiaries	2,500	2,750	1,150
Interest income	56	15	17
Other income	545	41	80
Interest expense	(561)	(577)	(571)
Other operating expense	(388)	(578)	(410)
Income tax benefit	73	230	185
Net income	8,107	3,087	2,477
Consolidated net income	8,107	3,087	2,477
Less: Net income attributable to noncontrolling interest	(567)	(564)	(570)
Net income attributable to Uwharrie Capital Corp	7,540	2,523	1,907
Net income available to common shareholders	$ 7,540	$ 2,523	$ 1,907
Net income per common share
Basic	$ 1.06	$ 0.34	$ 0.26
Diluted	$ 1.06	$ 0.34	$ 0.26
Weighted average common shares outstanding
Basic	7,130,772	7,343,247	7,373,919
Diluted	7,130,772	7,343,247	7,373,919